Assets Held for Sale - Additional Information (Detail) € in Thousands, $ in Millions	Nov. 20, 2024 EUR (€)	Oct. 21, 2024 USD ($)	Oct. 21, 2024 EUR (€)	Oct. 17, 2024 USD ($)	Oct. 17, 2024 EUR (€)
Natuzzi Americas Inc. [member]
Assets Held For Sale [Line Items]
Disposal group assets held for sale, price set on the market value of the property				$ 12.1	€ 11,600
Net book value of property on sale				$ 8.9	€ 8,599
Disposal group assets held for sale, received down payment		$ 3.8	€ 3,500
Romanian Subsidiary [member]
Assets Held For Sale [Line Items]
Net book value of property on sale	€ 168
Sale of properties	2,900
Disposal group assets held for sale, received down payment	€ 400